Stock-Based Compensation (Details) - Schedule of Black Scholes Option Pricing Model - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Black Scholes Option Pricing Model [Abstract]
Fair value of common stock (in Dollars per share)	$ 4.57	$ 4.52
Expected term (years)	6 years	5 years 10 months 24 days
Expected volatility (annual)	72.00%	68.00%
Risk-free interest rate	3.60%	2.70%
Dividend yield (per share)	0.00%	0.00%